General - Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended						84 Months Ended
		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2014	Nov. 30, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventories		$ 349						$ 349	$ 330
Total current assets		1,488						1,488	2,451
Property and Equipment, Net	[1]	32,819						32,819	31,888
Other Assets		744						744	650
Total assets		39,448	$ 40,042					39,448	39,237
Retained earnings		19,158						19,158	20,060
Total shareholders’ equity		24,204	$ 24,492	$ 23,888				24,204	23,771
Total liabilities and shareholders' equity		39,448						39,448	$ 39,237
Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventories		349						349
Total current assets		1,488						1,488
Property and Equipment, Net		32,819						32,819
Other Assets		744						744
Total assets		39,448						39,448
Retained earnings		19,158						19,158
Total shareholders’ equity		24,204						24,204
Total liabilities and shareholders' equity		$ 39,448						39,448
Reduction in retained earnings								$ 84
Impact of revision on diluted earnings per share, decrease (in dollars per share)		$ 0.03	$ 0.03	$ 0.02	$ 0	$ (0.00)	$ 0.03	$ 0.11
As Previously Reported | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventories		$ 364						$ 364
Total current assets		1,503						1,503
Property and Equipment, Net		32,773						32,773
Other Assets		859						859
Total assets		39,532						39,532
Retained earnings		19,242						19,242
Total shareholders’ equity		24,288						24,288
Total liabilities and shareholders' equity		39,532						39,532
Adjustment | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventories		(15)						(15)
Total current assets		(15)						(15)
Property and Equipment, Net		46						46
Other Assets		(115)						(115)
Total assets		(84)						(84)
Retained earnings	[2]	(84)						(84)
Total shareholders’ equity		(84)						(84)
Total liabilities and shareholders' equity		$ (84)						$ (84)

[1]	At November 30, 2015 and 2014, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.5 billion, $11.7 billion, $0.3 billion and $0.1 billion and $18.7 billion, $12.6 billion, $0.3 billion and $0.1 billion, respectively.
[2]	As of November 30, 2014, the cumulative impact of this revision was an $84 million reduction in retained earnings. The diluted earnings per share decreases were $0.03 for each of 2014 and 2013, $0.02 for 2012, $0.03 for pre-2010 and $0.11 in the aggregate. There was no annual diluted earnings per share impact for 2011 and 2010.